Corporate information	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate information

Note 1	Corporate information
BCE is incorporated and domiciled in Canada. BCE’s head office is located at 1, Carrefour Alexander-Graham-Bell, Verdun, Québec, Canada. BCE is a telecommunications and media company providing wireless, wireline, Internet and television (TV) services to residential, business and wholesale customers in Canada. Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and out-of-home advertising services to customers in Canada.